BASIC AND DILUTED NET LOSS PER SHARE (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Antidilutive securities excluded from computation of earnings per share, amount	2,839,883	2,734,308	2,823,985
Number of additional antidilutive securities excluded from computation of earnings per share amount	3,600,000